Provisions - Payments expected to be made in subsequent years based on the current pension obligations of the Biotest group (Details) - Biotest defined benefit plans € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Pension plans
Total expected payments	€ 170,035
Weighted average term of the defined benefit plans	11 years 8 months 12 days
Within one year
Pension plans
Total expected payments	€ 4,394
Between 2 and 5 years
Pension plans
Total expected payments	21,629
Between 5 and 10 years
Pension plans
Total expected payments	31,124
After 10 years
Pension plans
Total expected payments	€ 112,888